Equity method investments, net	12 Months Ended
Dec. 31, 2023
Equity method investments, net
Equity method investments, net

10. Equity method investments, net

The Group recorded proportionate share of losses of RMB211,559, and income of RMB95,505, RMB583,406 from equity investments accounted for using equity method for the years ended December 31, 2021, 2022 and 2023, respectively. The Group also recognized impairment losses of RMB264,292, RMB59,651 and RMB46,843 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group records both proportionate share of losses or income and impairment losses of its equity method investments as income (loss) from equity method investments, net in the consolidated statements of comprehensive income (loss).

For the year ended December 31, 2023, the equity investments made under equity method were insignificant.

The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Results of operations:
Revenue	7,549,918	8,906,174	11,749,558
Gross profit (loss)	(4,257,022)	1,712,738	2,748,455
Income (loss) from operations	(16,489,595)	(1,248,914)	1,631,031
Net income (loss), net	1,999,569	(2,468,292)	1,393,547
Balance sheet data:
Current assets	54,810,598	52,797,753	53,386,574
Non‑current assets	17,656,885	14,891,760	23,584,221
Current liabilities	31,611,814	38,391,255	46,749,844
Non‑current liabilities	5,536,458	3,308,611	1,876,198
Convertible redeemable preferred shares and non‑controlling interests	7,160,924	—	—

The condensed financial information of the Group’s equity investments under equity method or under fair value option, for which the equity method otherwise would be required was summarized in the aggregate amount. As the Group’s shareholding interests in these investees vary among different equity method investees, which includes 3% to 5% interests in certain funds in the form of partnership, the Group recognized small proportionate share of gain or loss accordingly from these entities. In addition, the Group did not recognize the proportionate share of loss from Chengxin as the fair value option was selected for the equity investment of Chengxin before the completion of its distribution of the available assets to its shareholders in July 2022 (Note 4). As a result, the income (loss) from equity method investments, net in the consolidated statement of comprehensive income (loss) is not comparable with the above table.